Consolidated Statements of Equity - CAD ($) $ in Millions		Total	Total shareholders' equity	Common shares (note 25)	Preferred shares (note 25)	Contributed surplus	Accumulated deficit	Accumulated deficit Cumulative Effect, Period of Adoption, Adjustment	AOCI (note 22)	Non-controlling interests
Balance, beginning of year at Dec. 31, 2018				$ 6,654	$ 1,319	$ 373	$ (1,905)		$ 579	$ 620
Increase (Decrease) in Stockholders' Equity
Exercise of share options				1
Shares issued under DRIP	[1]			68
Deferred taxes on share issuance costs				(4)	(1)
Redemption of preferred shares					(41)
Share options expense						4
Net income applicable to controlling interests		$ 833					833
Common share dividends							(267)
Preferred share dividends							(68)
Gain on redemption of preferred shares							4
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201613Member
Other comprehensive loss		$ (334)							(334)
Net income applicable to non-controlling interests		7								7
Adjustment on disposition of assets										(508)
Contributions from non-controlling interests to subsidiaries										48
Distributions by subsidiaries to non-controlling interests										(13)
Balance, end of year at Dec. 31, 2019		7,369	$ 7,215	6,719	1,277	377	(1,403)	$ (7)	245	154
Increase (Decrease) in Stockholders' Equity
Exercise of share options				1
Shares issued under DRIP	[1]			6
Deferred taxes on share issuance costs				(3)
Redemption of preferred shares					(200)
Share options expense						6
Net income applicable to controlling interests		552					552
Common share dividends							(268)
Preferred share dividends							(66)
Gain on redemption of preferred shares		0
Other comprehensive loss		(195)							(195)
Net income applicable to non-controlling interests		20								20
Contributions from non-controlling interests to subsidiaries										7
Distributions by subsidiaries to non-controlling interests										(28)
Acquisition of non-controlling interests through Petrogas Acquisition (note 3)										467
Balance, end of year at Dec. 31, 2020		$ 7,661	$ 7,041	$ 6,723	$ 1,077	$ 383	$ (1,192)		$ 50	$ 620

[1]	Premium Dividend™, Dividend Reinvestment and Optional Cash Purchase Plan (DRIP). The plan was suspended in December 2019, with the December dividend (paid January 2020) being the last dividend payment eligible for reinvestment by participating shareholders under the DRIP.